Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
Supplement dated September 19, 2024 to the
Prospectus and Statement of Additional Information (“SAI”)
of the iMGP Dolan McEniry Corporate Bond Fund (“Fund”) dated April 29, 2024, as supplemented
Effective September 13, 2024, the Fund’s management fee was reduced from 0.50% to 0.42% and the Fund’s annual fund operating expenses after fee waiver and/or expense reimbursement were reduced from 0.70% to 0.62%.
The table entitled “Annual Operating Expenses” and the related example on page 36 of the Fund’s Prospectus are hereby deleted and replaced in their entirety by the table and example set forth below:

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	0.42%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.33%

Total Annual Fund Operating Expenses (1)	0.75%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1), (2)	0.62%

(1)
“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Dolan McEniry Corporate Bond Fund’s Financial Highlights because the management fees and the fee waiver and/or expense reimbursement for the Fund were reduced effective September 13, 2024 and were not in effect for the previous fiscal year.

(2)
Pursuant to a contractual operating expense limitation between iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the Dolan McEniry Corporate Bond Fund, and the Dolan McEniry Corporate Bond Fund, iM Global has agreed to waive its management fees and/or reimburse the Dolan McEniry Corporate Bond Fund to ensure that the Total Annual Fund Operating Expenses (excluding any front‑end or contingent deferred loads, Rule 12b‑1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 0.62% of the Dolan McEniry Corporate Bond Fund’s average daily net assets through April 30, 2025 for the Institutional Class shares. To the extent the Dolan McEniry Corporate Bond Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.62%. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment.

Example
This example is intended to help you compare the cost of investing in the Dolan McEniry Corporate Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Dolan McEniry Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Dolan McEniry Corporate Bond Fund’s operating expenses remain the same. The cost for the Dolan McEniry Corporate Bond Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$63	$222	$400	$914

iMGP Dolan McEniry Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
Supplement dated September 19, 2024 to the
Prospectus and Statement of Additional Information (“SAI”)
of the iMGP Dolan McEniry Corporate Bond Fund (“Fund”) dated April 29, 2024, as supplemented
Effective September 13, 2024, the Fund’s management fee was reduced from 0.50% to 0.42% and the Fund’s annual fund operating expenses after fee waiver and/or expense reimbursement were reduced from 0.70% to 0.62%.
The table entitled “Annual Operating Expenses” and the related example on page 36 of the Fund’s Prospectus are hereby deleted and replaced in their entirety by the table and example set forth below:

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	0.42%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.33%

Total Annual Fund Operating Expenses (1)	0.75%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1), (2)	0.62%

(1)
“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Dolan McEniry Corporate Bond Fund’s Financial Highlights because the management fees and the fee waiver and/or expense reimbursement for the Fund were reduced effective September 13, 2024 and were not in effect for the previous fiscal year.

(2)
Pursuant to a contractual operating expense limitation between iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the Dolan McEniry Corporate Bond Fund, and the Dolan McEniry Corporate Bond Fund, iM Global has agreed to waive its management fees and/or reimburse the Dolan McEniry Corporate Bond Fund to ensure that the Total Annual Fund Operating Expenses (excluding any front‑end or contingent deferred loads, Rule 12b‑1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 0.62% of the Dolan McEniry Corporate Bond Fund’s average daily net assets through April 30, 2025 for the Institutional Class shares. To the extent the Dolan McEniry Corporate Bond Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.62%. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment.

Example
This example is intended to help you compare the cost of investing in the Dolan McEniry Corporate Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Dolan McEniry Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Dolan McEniry Corporate Bond Fund’s operating expenses remain the same. The cost for the Dolan McEniry Corporate Bond Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$63	$222	$400	$914

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentageof the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Dolan McEniry Corporate Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Dolan McEniry Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Dolan McEniry Corporate Bond Fund’s operating expenses remain the same. The cost for the Dolan McEniry Corporate Bond Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

iMGP Dolan McEniry Corporate Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 63
Three Years	rr_ExpenseExampleYear03	222
Five Years	rr_ExpenseExampleYear05	400
Ten Years	rr_ExpenseExampleYear10	$ 914

[1]
“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Dolan McEniry Corporate Bond Fund’s Financial Highlights because the management fees and the fee waiver and/or expense reimbursement for the Fund were reduced effective September 13, 2024 and were not in effect for the previous fiscal year.

[2]
Pursuant to a contractual operating expense limitation between iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the Dolan McEniry Corporate Bond Fund, and the Dolan McEniry Corporate Bond Fund, iM Global has agreed to waive its management fees and/or reimburse the Dolan McEniry Corporate Bond Fund to ensure that the Total Annual Fund Operating Expenses (excluding any front‑end or contingent deferred loads, Rule 12b‑1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 0.62% of the Dolan McEniry Corporate Bond Fund’s average daily net assets through April 30, 2025 for the Institutional Class shares. To the extent the Dolan McEniry Corporate Bond Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.62%. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment.